Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of maximum applicable income tax rates of other countries

	For the Year Ended December 31,
	2022	2023	2024
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	22.00%	22.00%	22.00%
Netherlands	25.80%	25.80%	25.80%

Schedule of composition of income tax expense

	For the Year Ended December 31,
	2022	2023	2024
Current income tax expense	62,348	59,943	62,065
Deferred income tax (benefit)/expense	(7,245)	200,892	(84,880)
Total	55,103	260,835	(22,815)

Schedule of reconciliation of the income tax expense

	For the Year Ended December 31,
	2022	2023	2024
Loss before income tax expense	(14,382,001)	(20,458,918)	(22,424,524)
Income tax benefit computed at PRC statutory income tax rate of 25%	(3,595,500)	(5,114,730)	(5,606,131)
Non-deductible expenses	23,484	58,852	25,426
Foreign tax rates differential	395,543	481,318	621,111
Additional 100%/75% tax deduction for qualified research and development expenses	(750,736)	(1,432,723)	(1,745,145)
FDII Deduction	(10,356)	—	—
Tax exempted interest income	(8,847)	(25,017)	(40,535)
US tax credits	(45,446)	(36,746)	(22,657)
Prior year True-ups	110,581	242,392	321,080
Effect of tax rate change	490,855	—	—
Others	(5,154)	316	17
Change in valuation allowance	3,450,679	6,087,173	6,424,019
Income tax expense/(benefit)	55,103	260,835	(22,815)

Schedule of deferred tax assets and liabilities

	As of December 31,
	2022	2023	2024
Deferred tax assets
Net operating loss carry-forwards	9,711,744	14,850,298	21,278,950
Deferred revenue	940,633	1,241,114	1,487,912
Accrued and prepaid expenses	1,666,519	1,635,032	1,246,887
Tax credit carry-forwards	301,437	347,340	384,960
Property, plant and equipment, net	—	158,609	203,847
Deferred rent	29,731	80,240	112,041
Share-based compensation	6,951	19,846	76,708
Write-downs of inventory	452	47,733	28,007
Allowance against receivables	27,386	28,435	27,495
Intangible assets	89,328	59,375	27,478
Unrealized financing expense	33,140	64,870	23,148
Unrealized foreign exchange loss	1,704	2,364	2,362
Equity securities without readily determinable fair value	—	953	953
Equity securities with readily determinable fair value	150	717	942
Equity method investments	—	75	329
Advertising expenses in excess of deduction limit	188	33	123
Others	4,224	3,464	2,900
Less: Valuation allowance	(12,727,355)	(18,538,828)	(24,902,819)
Subtotal	86,232	1,670	2,223

Deferred tax liabilities
Equity securities without readily determinable fair value	(6,435)	—	—
Equity method investments	(5,170)	(7,283)	(12,367)
Available for sale debt investment	(206,734)	—	—
Equity securities using fair value option	—	(206,734)	(117,323)
Property, plant and equipment, net	(86,082)	—	—
Subtotal	(304,421)	(214,017)	(129,690)
Total deferred tax liabilities, net	(218,189)	(212,347)	(127,467)

Schedule of valuation allowance

	As of December 31,
	2022	2023	2024
Valuation allowance
Balance at beginning of the year	9,216,725	12,727,355	18,538,828
Additions	3,510,630	5,811,473	6,363,991
Balance at end of the year	12,727,355	18,538,828	24,902,819

Schedule of tax losses expiration dates

Loss expiring in 2025	3,704,156
Loss expiring in 2026	2,368,899
Loss expiring in 2027	9,081,387
Loss expiring in 2028	15,732,060
Loss expiring in 2029	19,284,357
Loss expiring in 2030	156,199
Loss expiring in 2031	4,833,296
Loss expiring in 2032	7,153,295
Loss expiring in 2033	12,437,801
Loss expiring in 2034	6,975,031
Total	81,726,481